Related party disclosures - Compensation of Directors and Other Members (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) individual	Dec. 31, 2018 CAD ($) individual
Disclosure Of Related Party Disclosures [Line Items]
Short-term benefits	$ 8,084	$ 6,018
Equity based compensation	16,296	16,309
Key management personnel compensation	$ 24,380	$ 22,327
Key management personnel [member]
Disclosure Of Related Party Disclosures [Line Items]
Number of individuals included in the above amounts | individual	19	18